Share of loss in associates (Tables)	12 Months Ended
Dec. 31, 2017
Share Of Loss In Associates [Abstract]
Schedule of share of loss in associates
	2017	2016	2015
Loss in associates (Note 14)	(15,841)	(1,306)	(69,317)
	(15,841)	(1,306)	(69,317)